Statements of Changes In Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Additional paid-in Capital	Accumulated Losses	Total
Balance at Dec. 31, 2020	$ 1,945	$ 6,380,403	$ (12,383,259)	$ (6,000,911)
Balance (in Shares) at Dec. 31, 2020	359,743
Comprehensive loss			(615,381)	(615,381)
Balance at Dec. 31, 2021	$ 1,945	6,380,403	(12,998,640)	(6,616,292)
Balance (in Shares) at Dec. 31, 2021	359,743
Conversion of Former Parent Company’s debt into ordinary shares and warrants	$ 19,511	6,403,797		6,423,308
Conversion of Former Parent Company’s debt into ordinary shares and warrants (in Shares)	3,237,699
Stock based compensation		91,377		91,377
Benefit to the Company by an equity holder with respect to funding transactions		112,715		112,715
Comprehensive loss			(1,653,038)	(1,653,038)
Balance at Dec. 31, 2022	$ 21,456	12,988,292	(14,651,678)	$ (1,641,930)
Balance (in Shares) at Dec. 31, 2022	3,597,442			3,597,442
Stock based compensation		490,015		$ 490,015
Conversion of convertible note into ordinary shares	$ 2,734	2,017,170		2,019,904
Conversion of convertible note into ordinary shares (in Shares)	504,976
Issuance of ordinary shares and warrants upon initial public offering, net of issuance costs	$ 10,561	5,919,064		5,929,625
Issuance of ordinary shares and warrants upon initial public offering, net of issuance costs (in Shares)	1,950,000
Issuance of ordinary shares, pre-funded warrants, and warrants upon private placement, net of issuance costs (*)	$ 21,476	3,045,180		3,066,656
Issuance of ordinary shares, pre-funded warrants, and warrants upon private placement, net of issuance costs (*) (in Shares)	4,021,538
Benefit to the Company by an equity holder with respect to funding transactions		12,167		12,167
Comprehensive loss			(3,771,379)	(3,771,379)
Balance at Dec. 31, 2023	$ 56,227	$ 24,471,888	$ (18,423,057)	$ 6,105,058
Balance (in Shares) at Dec. 31, 2023	10,073,956			10,073,956